Postretirement Benefit Plans - Summary of Expected Future Benefit Payments of Our Benefit Plans (Detail) $ in Millions	Dec. 31, 2022 USD ($)
Retirement Benefits [Abstract]
2023	$ 46
2024	50
2025	53
2026	51
2027	52
2028-2032	$ 256